Fair Value Measurements (Detail) - The summary of the changes in the fair value of the Company`s Level 3 financial liabilities: (USD $)	Jan. 31, 2013	Oct. 31, 2012
Beginning balance	$ 1,180,000
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Ending balance	$ 1,180,000